UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: July 31, 2016

Item 1.	Schedule of Investments

Schedule of Investments July 31, 2016	(Unaudited)

LSV Small Cap Value Fund	Shares	Value (000)
Common Stock (98.9%)
Aerospace & Defense (1.8%)
AAR	61,800	$1,493
Moog, Cl A*	20,700	1,140
National Presto Industries	1,400	125
Triumph Group	16,800	518

		3,276

Air Freight & Logistics (1.0%)
Air Transport Services Group*	28,800	417
Atlas Air Worldwide Holdings*	17,700	765
Park-Ohio Holdings	22,300	664

		1,846

Aircraft (1.5%)
Alaska Air Group	5,200	350
Hawaiian Holdings*	25,400	1,157
SkyWest	39,013	1,122

		2,629

Alternative Carriers (1.7%)
Inteliquent	66,900	1,375
Iridium Communications*	132,500	1,190
magicJack VocalTec*	100,200	599

		3,164

Apparel Retail (1.9%)
American Eagle Outfitters	21,100	378
Children’s Place	6,800	568
Express*	51,800	775
Finish Line, Cl A	39,400	856
Shoe Carnival	22,000	579
Stein Mart	34,200	294

		3,450

Apparel/Textiles (0.1%)
Vera Bradley*	8,000	116

Application Software (0.8%)
Mentor Graphics	64,300	1,373

Asset Management & Custody Banks (1.3%)
Ashford*	240	11
BlackRock Capital Investment	115,800	968
Hercules Capital	51,600	684
Legg Mason	10,995	376
Medallion Financial	38,816	314

		2,353

Automotive (2.8%)
American Axle & Manufacturing Holdings*	36,500	635
Cooper Tire & Rubber	22,700	749
Cooper-Standard Holding*	13,800	1,215
Modine Manufacturing*	78,100	750
Stoneridge*	40,100	669
Tower International	44,900	1,036

		5,054

Automotive Retail (1.4%)
Group 1 Automotive	10,100	629
Murphy USA*	13,400	1,027
Sonic Automotive, Cl A	43,954	799

		2,455

Banks (20.1%)
1st Source	5,500	185
Arrow Financial	11,118	351

	Shares	Value (000)
Banks (continued)
Banc of California	82,400	$1,828
Banco Latinoamericano de Comercio Exterior, Cl E	34,500	943
Bar Harbor Bankshares	7,261	266
BBCN Bancorp	37,100	570
Berkshire Hills Bancorp	23,972	632
Bryn Mawr Bank	22,200	651
Camden National	10,502	457
Cathay General Bancorp	29,648	889
Central Pacific Financial	50,876	1,248
Chemical Financial	21,400	885
Citizens & Northern	700	15
Community Trust Bancorp	5,300	184
Enterprise Financial Services	21,100	607
Federal Agricultural Mortgage, Cl C	18,700	719
Fidelity Southern	74,700	1,286
Financial Institutions	11,500	309
First Busey	17,700	399
First Commonwealth Financial	46,900	453
First Defiance Financial	15,100	629
First Interstate BancSystem, Cl A	35,712	1,037
First Merchants	11,400	299
Flagstar Bancorp*	24,827	656
Flushing Financial	17,000	379
Fulton Financial	81,600	1,114
Great Southern Bancorp	20,900	819
Hancock Holding	44,000	1,276
Hanmi Financial	64,300	1,577
HomeStreet*	15,537	346
Horizon Bancorp	19,100	526
IBERIABANK	17,566	1,097
International Bancshares	42,500	1,165
Lakeland Bancorp	31,100	370
LegacyTexas Financial Group	19,200	548
MainSource Financial Group	4,990	111
MidSouth Bancorp	40,200	422
OFG Bancorp	48,600	516
Old National Bancorp	104,400	1,374
Peapack Gladstone Financial	42,500	853
Peoples Bancorp	15,800	355
Popular	20,700	697
Republic Bancorp, Cl A	5,330	159
S&T Bancorp	18,300	466
Southside Bancshares	31,605	967
TCF Financial	108,300	1,472
TriCo Bancshares	50,743	1,320
United Financial Bancorp	56,300	740
Univest Corp of Pennsylvania	23,300	491
Washington Federal	48,400	1,210
WesBanco	17,000	526

		36,394

Biotechnology (0.1%)
AMAG Pharmaceuticals*	4,700	125

Building & Construction (0.9%)
Beazer Homes USA*	38,830	372
CalAtlantic Group	10,394	376
Griffon	19,100	327
Meritage Homes*	16,700	608

		1,683

Business Services (0.4%)
Avis Budget Group*	19,400	713

Chemicals (2.3%)
A Schulman	16,700	489
Chemtura*	35,800	1,006

Schedule of Investments July 31, 2016	(Unaudited)

LSV Small Cap Value Fund	Shares	Value (000)
Chemicals (continued)
FutureFuel	49,000	$562
OMNOVA Solutions*	84,100	796
Stepan	19,500	1,254

		4,107

Commercial Printing (1.1%)
Deluxe	19,600	1,325
Ennis	26,500	459
RR Donnelley & Sons	8,889	159

		1,943

Commercial Services (1.7%)
Convergys	44,600	1,189
CSG Systems International	15,864	639
Higher One Holdings*	18,626	95
NeuStar, Cl A*	22,200	559
Sykes Enterprises*	20,100	617

		3,099

Commodity Chemicals (0.3%)
Cabot	10,900	531

Computer & Electronics Retail (0.2%)
Rent-A-Center, Cl A	36,300	392

Computers & Services (0.5%)
Blucora*	38,900	397
DHI Group*	72,600	529

		926

Construction & Engineering (0.8%)
Aegion, Cl A*	30,600	628
MYR Group*	21,900	540
Tutor Perini*	11,500	289

		1,457

Consumer Products (0.6%)
Johnson Outdoors, Cl A	8,692	265
Smith & Wesson Holding*	25,600	754

		1,019

Distributors (0.1%)
VOXX International, Cl A*	55,400	147

Diversified REIT’s (2.6%)
Cousins Properties	99,000	1,053
Gladstone Commercial	8,100	148
Lexington Realty Trust	119,687	1,301
One Liberty Properties	1,286	32
RAIT Financial Trust	1,966	6
Select Income	80,800	2,243

		4,783

Education Services (0.4%)
Capella Education	12,051	722

Electrical Services (2.5%)
Avista	25,300	1,101
Black Hills	13,100	826
Otter Tail	16,600	578
Portland General Electric	27,500	1,201
Unitil	17,700	774

		4,480

Environmental & Facilities Services (0.7%)
Tetra Tech	39,800	1,311

Financial Services (1.3%)
Nelnet, Cl A	18,789	759
Oppenheimer Holdings, Cl A	5,700	90

	Shares	Value (000)
Financial Services (continued)
Piper Jaffray*	16,700	$690
Regional Management*	32,800	617
World Acceptance*	6,100	265

		2,421

Food Distributors (0.5%)
SpartanNash	28,600	901

Food, Beverage & Tobacco (2.4%)
Cal-Maine Foods	12,200	511
Omega Protein*	33,000	743
Sanderson Farms	16,900	1,480
Seneca Foods, Cl A*	10,400	408
Supervalu*	95,100	464
Universal	12,300	730

		4,336

Footwear (0.5%)
Deckers Outdoor*	14,800	977

Gas/Natural Gas (0.7%)
Southwest Gas	17,400	1,349

General Merchandise Stores (0.3%)
Big Lots	11,200	596

Health Care Distributors (0.4%)
Owens & Minor	19,700	703

Health Care Equipment (0.3%)
Exactech*	21,300	576

Health Care Facilities (0.8%)
Kindred Healthcare	56,500	693
National HealthCare	2,800	181
Select Medical Holdings*	46,700	537

		1,411

Health Care Services (0.3%)
Air Methods*	15,700	523

Homefurnishing Retail (0.3%)
Haverty Furniture	32,200	593

Hotels & Lodging (0.3%)
Marcus	26,300	583

Household Products, Furniture & Fixtures (0.5%)
Ethan Allen Interiors	27,226	946

Industrials (0.1%)
Brink’s	4,700	154

Information Technology (0.2%)
II-VI*	15,509	312

Insurance (4.9%)
American Financial Group	13,100	958
American National Insurance	6,200	709
AmTrust Financial Services	22,700	542
Aspen Insurance Holdings	12,500	574
CNO Financial Group	58,800	1,021
Employers Holdings	42,300	1,206
FBL Financial Group, Cl A	400	25
HCI Group	9,000	271
Horace Mann Educators	2,000	68
MGIC Investment*	77,300	556
Primerica	19,000	979
Selective Insurance Group	21,000	822
Triple-S Management, Cl B*	10,600	263
United Fire Group	9,800	412

Schedule of Investments July 31, 2016	(Unaudited)

LSV Small Cap Value Fund	Shares	Value (000)
Insurance (continued)
Universal Insurance Holdings	19,300	$420

		8,826

Internet Retail (0.3%)
PetMed Express	23,100	479

Leasing & Renting (0.6%)
Aircastle	46,000	1,022
Triton International	7,600	128

		1,150

Leisure Facilities (0.1%)
RCI Hospitality Holdings	19,700	210

Machinery (3.8%)
American Railcar Industries	13,400	563
Briggs & Stratton	46,300	1,052
Columbus McKinnon	10,900	181
Hurco	16,500	439
Hyster-Yale Materials Handling	8,300	530
Kadant	5,800	319
LB Foster, Cl A	13,300	139
Meritor*	74,800	627
NACCO Industries, Cl A	9,400	529
Oshkosh	14,600	804
Timken	25,400	850
Wabash National*	54,100	783

		6,816

Mortgage REIT’s (2.9%)
AG Mortgage Investment Trust	25,400	380
Apollo Commercial Real Estate Finance	66,900	1,087
Capstead Mortgage	31,900	317
Dynex Capital	85,706	602
MFA Financial	182,900	1,375
New York Mortgage Trust	45,800	300
PennyMac Mortgage Investment Trust	24,500	398
Two Harbors Investment	52,600	460
Western Asset Mortgage Capital	26,100	257

		5,176

Office Equipment (1.2%)
ACCO Brands*	126,500	1,422
Herman Miller	21,600	708

		2,130

Office REIT’s (1.3%)
Brandywine Realty Trust	24,300	410
Franklin Street Properties	94,400	1,210
Mack-Cali Realty	24,500	691

		2,311

Oil & Gas Equipment & Services (0.8%)
Dawson Geophysical*	2,932	22
Hornbeck Offshore Services*	8,600	69
Matrix Service*	31,800	527
Newpark Resources*	36,400	230
PHI*	14,700	284
Superior Energy Services	16,400	262

		1,394

Oil & Gas Storage & Transportation (1.0%)
Ardmore Shipping	57,525	404
DHT Holdings	101,700	474
Navios Maritime Acquisition	133,402	204
Ship Finance International	41,000	619

	Shares	Value (000)
Oil & Gas Storage & Transportation (continued)
StealthGas*	6,100	$22

		1,723

Paper & Paper Products (1.2%)
Clearwater Paper*	9,200	579
Domtar	22,400	882
PH Glatfelter	36,900	762

		2,223

Personal Products (0.1%)
Nutraceutical International*	5,400	138

Petroleum & Fuel Products (1.2%)
Ocean Rig UDW*	44,700	87
Parker Drilling*	55,200	114
PBF Energy, Cl A	22,300	498
Renewable Energy Group*	37,000	361
REX American Resources*	10,400	684
Rowan, Cl A	19,200	293
Unit*	8,000	100
VAALCO Energy*	50,400	43

		2,180

Pharmaceuticals (0.7%)
Lannett*	11,900	372
SciClone Pharmaceuticals*	55,605	587
Sucampo Pharmaceuticals, Cl A*	21,800	256

		1,215

Printing & Publishing (0.6%)
CSS Industries	18,400	484
Lexmark International, Cl A	18,800	689

		1,173

Real Estate Investment Trusts (REITs) (0.8%)
Summit Hotel Properties	107,400	1,523

Reinsurance (2.1%)
Endurance Specialty Holdings	26,000	1,758
Maiden Holdings	74,805	1,045
Validus Holdings	18,300	905

		3,708

Research & Consulting Services (0.6%)
CRA International*	14,000	387
Navigant Consulting*	37,600	741

		1,128

Residential REIT’s (0.4%)
Preferred Apartment Communities, Cl A	43,689	650

Retail (2.8%)
Big 5 Sporting Goods	34,200	361
Bloomin’ Brands	57,800	1,039
Brinker International	26,100	1,231
Dillard’s, Cl A	7,900	535
GNC Holdings, Cl A	25,200	514
Ingles Markets, Cl A	16,700	648
Outerwall	8,400	442
Stage Stores	36,300	215

		4,985

Retail REIT’s (0.7%)
CBL & Associates Properties	43,800	538
Getty Realty	32,200	732

		1,270

Schedule of Investments July 31, 2016	(Unaudited)

LSV Small Cap Value Fund	Shares	Value (000)
Semi-Conductors/Instruments (4.4%)
Amkor Technology*	99,000	$623
Benchmark Electronics*	52,900	1,240
Daktronics	6,700	43
Fabrinet*	14,300	540
IXYS	44,300	485
Key Tronic*	3,500	27
Kulicke & Soffa Industries*	51,200	643
Photronics*	83,058	802
QLogic*	50,400	782
Rudolph Technologies*	33,500	590
Sanmina*	47,500	1,204
Vishay Precision Group*	43,600	573
ZAGG*	58,400	370

		7,922

Specialized REIT’s (2.9%)
Ashford Hospitality Prime	3,087	46
Ashford Hospitality Trust	79,656	475
Chatham Lodging Trust	30,100	722
CorEnergy Infrastructure Trust	36,600	1,077
Hersha Hospitality Trust, Cl A	32,500	614
Hospitality Properties Trust	55,900	1,784
Sunstone Hotel Investors	33,816	450

		5,168

Steel & Steel Works (0.3%)
Commercial Metals	31,600	523

Technology Distributors (1.7%)
ePlus*	6,200	522
Ingram Micro, Cl A	19,400	664
Insight Enterprises*	18,100	482
SYNNEX	2,300	231
Tech Data*	15,900	1,239

		3,138

Telephones & Telecommunications (1.2%)
Black Box	23,500	321
NETGEAR*	20,600	1,060
Plantronics	15,800	762
TESSCO Technologies	2,700	36

		2,179

Textiles (0.6%)
Unifi*	43,000	1,162

Thrifts & Mortgage Finance (0.3%)
Radian Group	47,200	609

Trucking (0.7%)
ArcBest	14,900	279
Ryder System	14,000	922

		1,201

Wireless Telecommunication Services (0.2%)
Spok Holdings	20,000	369

Total Common Stock
(Cost $168,010)		178,608

	Face Amount (000)	Value (000)
Repurchase Agreement (1.4%)
Morgan Stanley 0.150%, dated 07/29/16, to be repurchased on 08/01/16, repurchase price $2,538 (collateralized by various US Treasury Notes, par values ranging from $1 — $2,496, 0.875% — 1.750%, 06/15/17 — 02/28/22 with total market value $2,589)	$2,538	$2,538

Total Repurchase Agreement (Cost $2,538)		2,538

Total Investments — 100.3% (Cost $170,548)†		$181,146

Percentages are based on Net Assets of $180,602 (000).

Cl — Class

REIT — Real Estate Investment Trust

*	Non-income producing security.

†	At July 31, 2016, the tax basis cost of the Fund’s investments was $170,548 (000), and the unrealized appreciation and depreciation were $22,084 (000) and $(11,486) (000), respectively.

The following is a summary of the inputs used as of July 31, 2016, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$178,608	$—	$—	$178,608
Repurchase Agreement	—	2,538	—	2,538
Total Investments in Securities	$178,608	$2,538	$—	$181,146

For the period ended July 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended July 31, 2016, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

LSV-QH-004-0700

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 29, 2016